UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip Code)

S. Bob Rezaee, 2806 Flintrock Trace, Suite A204, Austin, TX 78738

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 772-7231

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NewMark Risk-Managed Opportunistic Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 72.23%

Air Transportation, Scheduled - 2.49%
7,900	Latam Airlines Group S.A. ADR	$ 128,849

Arragement of Transportation of Freight & Cargo - 6.86%
50,600	Arch Coal, Inc.	225,170
6,650	Peabody Energy Corp.	129,875
		355,045
Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 3.31%
25,500	Acco Brands Corp. *	171,360

Bottled & Canned Soft Drinks & Carbonated Waters - 1.15%
7,400	Cott Corp.	59,644

Drawing & Insulating of Nonferrous Wire - 2.38%
4,200	General Cable Corp.	123,522

Electronic Computers - 19.71%
1,820	Apple, Inc.	1,021,056

Fabricated Plate Work (Boiler Shops) - 1.86%
10,500	McDermott International, Inc. *	96,180

Gold & Silver Ores - 4.57%
5,500	Goldcorp, Inc.	119,185
6,900	Pan American Silver Corp.	80,730
1,815	Silver Wheaton Corp.	36,645
		236,560
Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.36%
1,200	Joy Global, Inc.	70,188

Retail-Apparel & Accessory Stores - 1.63%
11,008	Gordmans Stores, Inc. *	84,431

Retail-Family Clothing Stores - 4.20%
15,100	American Eagle Outfitters, Inc.	217,440

Retail-Miscellaneous Shopping Goods Stores - 1.99%
6,500	Staples, Inc.	103,285

Retail-Variety Stores - 5.86%
4,800	Target Corp.	303,696

Services-Computer Programming & Data Preparation - 1.14%
5,000	Carbonite, Inc. *	59,150

Services-Educational Services - 1.43%
2,200	ITT Educational Services, Inc. *	73,876

Services-Equipment Rental & Leasing, NEC - 1.99%
3,500	Aaron's, Inc. *	102,900

Surgical & Medical Instruments & Apparatus - 2.82%
2,100	Baxter International, Inc.	146,055

Telephone Communications (No Radiotelephone) - 7.49%
4,200	AT&T Corp.	147,672
6,700	Perusahaan Perseroan Persero PT Telekomunika SI Indonesia TBK	240,195
		387,867

TOTAL COMMON STOCKS (Cost $3,570,614) - 72.23%		$ 3,741,104

EXCHANGE TRADED FUNDS - 6.02%
5,400	Direxion Small Cap 3X *	91,638
1,950	ProShares Ultrapro Dow 30	220,077

TOTAL EXCHANGE TRADED FUNDS (Cost $304,597) - 6.02%		$ 311,715

PREFERRED FUNDS - 9.31%
1,338	Chesapeake Lodging Trust, 7.75%, 12/31/49	32,901
8,300	MFA Financial, Inc., 8.00%, 4/15/42	203,350
11,938	W.R. Berkley, 5.625%, 04/30/2053	246,042

TOTAL PREFERRED FUNDS (Cost $481,683) - 9.31%		$ 482,293

REAL ESTATE INVESTMENT TRUSTS - 12.09%
14,000	CYS Investments	103,740
4,290	Digital Realty Trust, Inc.	210,725
11,500	Franklin Street Properties Corp.	137,425
9,000	Redwood Trust, Inc.	174,330

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $666,983) - 12.09%		$ 626,220

SHORT TERM INVESTMENTS - 1.19%
61,631	First American Treasury Obligation Cl Z, 0.00% ** (Cost $282,909)	61,631

TOTAL FOR SHORT TERM INVESTMENTS (Cost $61,631) - 1.19%		$ 61,631

TOTAL INVESTMENTS (Cost $5,085,508) - 100.84%		$ 5,222,963

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.84%)		(43,713)

NET ASSETS - 100.00%		$ 5,179,250

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2013

NOTES TO FINANCIAL STATEMENTS
NewMark Risk-Managed Opportunistic Fund
1. SECURITY TRANSACTIONS

At December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,085,508 amounted to $137,456 which consisted of aggregate gross unrealized appreciation of $305,468 and aggregate gross unrealized depreciation of $168,012.

2. SECURITY VALUATION

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,741,104	$0	$0	$3,741,104
Exchange Traded Funds	$311,715	$0	$0	$311,715
Preferred	$482,293	$0	$0	$482,293
Real Estate Investment Trusts	$626,220	$0	$0	$626,220
Cash Equivalents	$61,631	$0	$0	$61,631
Total	$5,222,963	$0	$0	$5,222,963

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newmark Risk-Managed Opportunistic Fund

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date February 28, 2014

* Print the name and title of each signing officer under his or her signature.